Interim condensed consolidated statement of changes in equity - EUR (€) € in Thousands	Share capital Capital increase February 2024	Share capital Capital increase June 2024	Share capital	Share premium Capital increase February 2024	Share premium Capital increase June 2024	Share premium	Hedging reserves	Cost of hedging reserves	Foreign currency translation reserve	(Accumulated losses)/ retained earnings	Capital increase February 2024	Capital increase June 2024	Total
Beginning balance at Dec. 31, 2022			€ 26,575			€ 509,542	€ 1,343			€ 3,108			€ 540,568
Profit for the period										29,589			29,589
Other comprehensive income for the period							(3,986)	€ (2,651)					(6,637)
Total comprehensive profit for the period							(3,986)	(2,651)		29,589			22,952
Share-based payments										307			307
Ending balance at Jun. 30, 2023			26,575			509,542	(2,643)	(2,651)		33,004			563,827
Beginning balance at Dec. 31, 2023			41,839			952,858	(17,938)	(3,621)	€ (6,724)	(7,373)			959,041
Profit for the period										153			153
Other comprehensive income for the period							16,719	6,184	16,077				38,980
Total comprehensive profit for the period							16,719	6,184	16,077	153			39,133
Capital increase	€ 5,301	€ 4		€ 149,567	€ 84						€ 154,868	€ 88
Costs incurred in connection with capital increase				€ (2,506)							€ (2,506)
Share-based payments										691			691
Ending balance at Jun. 30, 2024			€ 47,144			€ 1,100,003	€ (1,219)	€ 2,563	€ 9,353	€ (6,529)			€ 1,151,315